Equity Investments in Unconsolidated Subsidiaries (Tables)	3 Months Ended
Mar. 31, 2014
LSC Entities
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Information
The following tables present the investment activity in the LSC Entities.

Three Months Ended March 31, 2014
	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Balance at beginning of period	$73,186	$6,537	$32,966	$13,497	$126,186
Contributions	400	475	687	—	1,562
Equity in earnings (losses) of unconsolidated subsidiaries	(3,045)	27	(2,063)	6,481	1,400
Change in equity method investments	(2,645)	502	(1,376)	6,481	2,962
Balance at end of period	$70,541	$7,039	$31,590	$19,978	$129,148

Three Months Ended March 31, 2013
	Tiger	AMT Alpha	AMTCH	Total
Balance at beginning of period	$58,273	$8,211	$—	$66,484
Contributions	2,890	100	—	2,990
Acquisition of interest	—	—	22,411	22,411
Equity in earnings (losses) of unconsolidated subsidiaries	1,269	(2,056)	—	(787)
Change in equity method investments	4,159	(1,956)	22,411	24,614
Balance at end of period	$62,432	$6,255	$22,411	$91,098
The following tables summarize the results of operations for the Company's unconsolidated equity method investment in the LSC Entities for the three months ended March 31, 2014 and 2013.

Three Months Ended March 31, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(5,579)	$59	$(3,958)	$13,668	$4,190
Total expenses	512	4	168	706	1,390
Net income (loss)	$(6,091)	$55	$(4,126)	$12,962	$2,800
NGHC's 50% ownership interest	$(3,045)	$27	$(2,063)	$6,481	$1,400

Three Months Ended March 31, 2013
Condensed results of operations	Tiger	AMT Alpha	Total
Revenue, net of commission	$3,073	$(4,097)	$(1,024)
Total expenses	535	14	549
Net income (loss)	$2,538	$(4,111)	$(1,573)
NGHC's 50% ownership interest	$1,269	$(2,056)	$(787)
The following tables summarize total assets and total liabilities as of March 31, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in the LSC Entities.

March 31, 2014
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$151,691	$14,709	$62,262	$39,537	$268,199
Total assets	157,511	15,428	63,507	41,847	278,293
Total liabilities	16,429	1,350	327	1,892	19,998
Members' equity	141,082	14,078	63,180	39,955	258,295
NGHC's 50% ownership interest	$70,541	$7,039	$31,590	$19,978	$129,148

December 31, 2013
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$153,684	$14,366	$64,974	$—	$233,024
Total assets	163,169	14,416	66,168	27,005	270,758
Total liabilities	16,797	1,342	236	12	18,387
Members' equity	146,372	13,074	65,932	26,993	252,371
NGHC's 50% ownership interest	$73,186	$6,537	$32,966	$13,497	$126,186

Fair Value Inputs, Assets, Quantitative Information
The following summarizes data utilized in estimating the fair value of the portfolio of life insurance policies as of March 31, 2014 and December 31, 2013 and, only includes data for policies to which the LSC Entities assigned value at those dates:

	March 31, 2014	December 31, 2013
Average age of insured	80.4 years	80.1 years
Average life expectancy, months(1)	127	131
Average face amount per policy	$6,692	$6,611
Effective discount rate(2)	14.4%	14.2%

(1)  Standard life expectancy as adjusted for specific circumstances.
(2)  Effective Discount Rate ("EDR") is the LSC Entities' estimated internal rate of return on its life settlement contract portfolio and is determined from the gross expected cash flows and valuation of the portfolio. The valuation of the portfolio is calculated net of all reserves using a 7.5% discount rate. The EDR is implicit of the reserves and the gross expected cash flows of the portfolio. The LSC Entities anticipate that the EDR's range is between 12.5% and 17.5% and reflects the uncertainty that exists surrounding the information available as of the reporting date. As the accuracy and reliability of information improves (declines), the EDR will decrease (increase). The increase in the EDR from December 31, 2013 to March 31, 2014 resulted from routine updating of life expectancies and other factors relating to operational risk.
If the life expectancies were increased or decreased by 4 months and the discount factors were increased or decreased by 1% while all other variables were held constant, the carrying value of the investment in life insurance policies would increase or (decrease) by the unaudited amounts summarized below as of March 31, 2014 and December 31, 2013:

	Change in life expectancy
	Plus 4 Months	Minus 4 Months
Investment in life policies:
March 31, 2014	$(33,032)	$34,621
December 31, 2013	$(29,537)	$31,313

	Change in discount rate(1)
	Plus 1%	Minus 1%
Investment in life policies:
March 31, 2014	$(22,413)	$25,228
December 31, 2013	$(20,055)	$22,605

(1)  Discount rate is a present value calculation that considers legal risk, credit risk and liquidity risk and is a component of EDR.

Schedule Of Premiums To Be Paid To Keep Existing Life Insurance Policies In Force
The actual capital commitment may differ from the amounts shown based on policy lapses and terminations, death benefits received and other operating cash flows of the LSC Entities:

Premiums Due on Life Settlement Contracts
2014	$39,790
2015	42,339
2016	62,240
2017	40,309
2018	38,319
Thereafter	583,031
Total	$806,028

East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Information
The following tables summarize the results of operations for the Company's unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior for three months ended March 31, 2014 and 2013.

Three Months Ended March 31, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,243	$—	$1,243
Expenses	1,853	(57)	1,796
Net Loss	$(610)	$57	$(553)
NGHC's 50% ownership interest	$(305)	$29	$(276)

Three Months Ended March 31, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,187	$—	$1,187
Expenses	1,276	(42)	1,234
Net Loss	$(89)	$42	$(47)
NGHC's 50% ownership interest	$(44)	$21	$(23)
The following tables summarize total assets and total liabilities as of March 31, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior.

March 31, 2014
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$25,775	$20,919	$46,694
Total Liabilities	20,631	12,843	33,474
Members Equity	5,144	8,076	13,220
NGHC's 50% ownership interest	$2,572	$4,038	$6,610

December 31, 2013
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$26,528	$20,860	$47,388
Total Liabilities	20,801	12,841	33,642
Members Equity	5,727	8,019	13,746
NGHC's 50% ownership interest	$2,863	$4,009	$6,872
The following tables present the investment activity in 800 Superior, LLC and East Ninth & Superior.

Three Months Ended March 31, 2014	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,863	$4,009	$6,872
Contributions	14	—	14
Distributions	—	—	—
Equity in earnings of unconsolidated subsidiaries	(305)	29	(276)
Change in equity method investments	(291)	29	(262)
Balance at end of period	$2,572	$4,038	$6,610

Three Months Ended March 31, 2013	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,671	$4,066	$6,737
Contributions	—	—	—
Distributions	—	—	—
Equity in earnings of unconsolidated subsidiaries	(44)	21	(23)
Change in equity method investments	(44)	21	(23)
Balance at end of period	$2,627	$4,087	$6,714